Segment Information (Segment Assets Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 366,639		$ 330,411		$ 351,027	$ 226,950
Restricted time deposits	246,599
Accounts receivable, net	23,364		11,326
Fixed assets, net	64,828		68,394
Intangible assets, net	54,249		48,441
Goodwill	134,921		134,616
Total assets	1,114,513		753,073
Online game [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	360,377		326,961
Restricted time deposits	246,599
Accounts receivable, net	14,558		7,744
Fixed assets, net	62,019		65,266
Intangible assets, net	29,575		36,508
Goodwill	116,992		116,731
Total assets	1,020,899	[1]	729,813	[1]
17173 Business [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	2,449		0
Restricted time deposits	0
Accounts receivable, net	7,617		0
Fixed assets, net	2,253		2,737
Intangible assets, net	188		632
Goodwill	17,929		17,885
Total assets	44,480	[1]	21,788	[1]
Others [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	3,813		3,450
Restricted time deposits	0
Accounts receivable, net	1,189		3,582
Fixed assets, net	556		391
Intangible assets, net	24,486		11,301
Goodwill	0		0
Total assets	5,602	[1]	18,803	[1]
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	0		0
Restricted time deposits	0
Accounts receivable, net	0		0
Fixed assets, net	0		0
Intangible assets, net	0		0
Goodwill	0		0
Total assets	$ 43,532	[1]	$ (17,331)	[1]

[1]	The intercompany elimination for segment assets mainly consists of an operating funds loan to and long term investment in the others.